Acquisition - Schedule of business combinations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jul. 14, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Goodwill	$ 433,948		$ 395,804
WHOW Games
Disclosure of detailed information about business combination [line items]
Total purchase consideration		$ 64,283
Identifiable Assets and liabilities, net		28,157
Cash and cash equivalents		2,714
Accounts receivable		4,409
Prepaid expenses, and other assets		164
Intangible assets		36,987
Property and equipment		255
Right-of-use assets		1,163
Deferred tax assets		188
Other non-current assets		193
Accounts payable and other payables		(3,930)
Income taxes payable		(2,350)
Current lease liabilities		(1,232)
Other current liabilities		(516)
Deferred tax liabilities		(9,888)
Goodwill		$ 36,126